CIRR-system (Tables)	6 Months Ended
Jun. 30, 2023
CIRR-system
Information about CIRR-system

Statement of Comprehensive Income for the CIRR-system

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2023	2023	2022	2023	2022	2022
Interest income	577	551	556	1,128	1,113	2,231
Interest expenses	-485	-462	-517	-947	-1,030	-2,012
Interest compensation	—	—	2	—	2	2
Exchange-rate differences	1	0	1	1	2	3
Profit before compensation to SEK	93	89	42	182	87	224
Administrative remuneration to SEK	-66	-61	-58	-127	-114	-236
Operating profit CIRR-system	27	28	-16	55	-27	-12
Reimbursement to (–) / from (+) the State	-27	-28	16	-55	27	12

Statement of Financial Position for the CIRR-system

	June 30,	December 31,
Skr mn	2023	2022
Cash and cash equivalents	24	1
Loans	101,790	94,241
Derivatives	8,351	8,571
Other assets	220	218
Prepaid expenses and accrued revenues	2,728	1,597
Total assets	113,113	104,628

Liabilities	110,975	103,336
Derivatives	—	—
Accrued expenses and prepaid revenues	2,138	1,292
Total liabilities	113,113	104,628

Commitments
Committed undisbursed loans	45,152	56,265
Binding offers	—	—